The Manufacturers Life Insurance Company of America
73 Tremont St., Suite 1300
Boston, MA  02108




May 5, 2000

U. S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: Separate Account Three of The Manufacturers Life Insurance Company of
    America (the "Registrant")
    Registration Statement of Form S-6 (File No. 333-82449)

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus dated May 1, 2000 for the Registrant, a separate account of The Manufacturers Life Insurance Company of America, contains no changes from the form of prospectus for the Registrant contained in post-effective amendment no. 1 under the Securities Act of 1933 to the Registrant's registration statement on Form S-6 filed with the Securities and Exchange Commission on April 27, 2000 via EDGAR.

     If you have any questions, please call the undersigned at (617) 854-8628.

Sincerely yours,

/s/BETSY ANNE SEEL

Betsy Anne Seel
Senior Counsel

Enclosure